COMMITMENTS AND CONTINGENCIES (Details) - USD ($)			9 Months Ended
	Mar. 26, 2025	Aug. 19, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES.
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Common stock warrants, Outstanding (in shares)			283,430	173,580	50,725
Class A Ordinary Shares
COMMITMENTS AND CONTINGENCIES.
Share price (in Dollars per share)				$ 0.0001
HCM II ACQUISITION CORP
COMMITMENTS AND CONTINGENCIES.
Underwriters option period			45 days	45 days
Cash underwriting discount (in Dollars)			$ 10,720,000	$ 10,720,000
Deferred underwriting fee payable (in Dollars)			10,720,000	$ 10,720,000
Divided amount (in Dollars)			$ 925,000,000
Issued and outstanding shares			1
Common stock warrants, Outstanding (in shares)			18,350,000	18,350,000
Share price (in Dollars per share)				$ 0.0001
Forward purchase liability (in Dollars)			$ 0
HCM II ACQUISITION CORP | Domesticated Warrant
COMMITMENTS AND CONTINGENCIES.
Convert shares			1
Common stock warrants, Outstanding (in shares)			1
HCM II ACQUISITION CORP | Class A Ordinary Shares
COMMITMENTS AND CONTINGENCIES.
Convert shares			1
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
HCM II ACQUISITION CORP | Over-allotment option
COMMITMENTS AND CONTINGENCIES.
Additional shares			3,000,000
Purchase of additional shares		3,000,000
Percentage of gross proceeds units offered			6.40%	6.40%
Deferred underwriting discount			4.40%	4.40%
Deferred underwriting fee payable (in Dollars)			$ 10,720,000	$ 10,720,000
HCM II ACQUISITION CORP | Initial Public Offering
COMMITMENTS AND CONTINGENCIES.
Additional shares		10
Cash underwriting discount (in Dollars)			$ 4,000,000	$ 4,000,000
Percentage of gross proceeds units offered			2.00%	2.00%
Share price (in Dollars per share)		$ 10
HCM II ACQUISITION CORP | Initial Public Offering | Class A Ordinary Shares
COMMITMENTS AND CONTINGENCIES.
Share price (in Dollars per share)		$ 10		$ 10
HCM II ACQUISITION CORP | Ordinary Shares
COMMITMENTS AND CONTINGENCIES.
Convert shares			1
Common stock, par value (in dollars per share)			$ 0.0001
HCM II ACQUISITION CORP | Ordinary Shares | Private Investment in Public Equity
COMMITMENTS AND CONTINGENCIES.
Aggregate shares	5,000,000		5,000,000
Share price (in Dollars per share)	$ 10		$ 10